Expense Example {- Franklin VolSmart Allocation VIP Fund} - FTVIP Class 2-70 - Franklin VolSmart Allocation VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 104
3 years	374
5 years	665
10 years	$ 1,498